Derivatives and Hedging Activities - Narrative (Details) $ in Millions			3 Months Ended	6 Months Ended
	Jun. 17, 2020 USD ($)	Feb. 01, 2019 USD ($)	Jun. 30, 2020 USD ($) instrument	Jun. 30, 2020 USD ($) instrument	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) instrument	Apr. 30, 2019 USD ($) instrument	Dec. 31, 2018 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Variable rate debt			$ 743.7	$ 743.7		$ 1,203.3
Repayment of debt				510.9	$ 645.4
First Lien Term Loan | First lien term loans
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Variable rate debt			743.7	743.7		841.6
Repayment of debt	$ 101.2		100.0
LIBOR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Variable rate debt			756.4	756.4
DiscoverOrg Holdings
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Variable rate debt						1,203.3		$ 633.7
DiscoverOrg Holdings | First Lien Term Loan | First lien term loans
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Variable rate debt						$ 841.6		$ 0.0
Repayment of debt		$ 2.2
Cash Flow Hedging | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount			$ 850.0	$ 850.0
Interest rate swap contracts | Designated as Hedging Instrument | DiscoverOrg Holdings
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of derivative instruments | instrument							2
Interest rate swap contracts | Cash Flow Hedging | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of derivative instruments | instrument			2	2			2
Notional amount			$ 350.0	$ 350.0			$ 350.0
Interest rate swap contracts | Cash Flow Hedging | Designated as Hedging Instrument | DiscoverOrg Holdings
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of derivative instruments | instrument						2
Notional amount						$ 350.0	$ 350.0
Interest rate cap contract | Cash Flow Hedging | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of derivative instruments | instrument			1	1			1
Notional amount			$ 406.4	$ 406.4			$ 500.0
Interest rate cap contract | Cash Flow Hedging | Designated as Hedging Instrument | DiscoverOrg Holdings
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of derivative instruments | instrument						1
Notional amount						$ 500.0	$ 500.0
First Lien Term Loan
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount not redesignated for which forecasted interest payments is probable not to occur			93.7
Deferred loss reclassified from AOCI into Interest expense, net			3.3
Changes in fair value included in AOCI expected to be reclassified over the next 12 months			$ 5.7	$ 5.7